Fees Summary	Aug. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 24,732,980
Previously Paid Amount	0.00
Total Fee Amount	3,415.62
Total Offset Amount	0.00
Net Fee	3,415.62
Narrative - Max Aggregate Offering Price	$ 24,732,980
Final Prospectus	true